Organization and Basis of Presentation - Schedule of Operations and Cash Flows Results of Variable Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenues	¥ 6,577,307	$ 1,008,017	¥ 3,956,353	¥ 2,218,172
Net loss	(962,259)	(147,471)	(1,111,199)	(1,006,442)
Net cash used in operating activities	(290,433)	(44,511)	(439,132)	(383,110)
Net cash used in investing activities	(4,314,003)	(661,151)	883,247	(1,173,559)
Net cash generated from financing activities	6,124,153	938,568	64,507	2,435,832
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenues	6,377,158	977,342	3,882,352	2,218,172
Net loss	(922,908)	(141,442)	(970,344)	(872,291)
Net cash used in operating activities	(833,479)	(127,736)	(785,378)	(451,199)
Net cash used in investing activities	(1,471,637)	(225,538)	(836,981)	(990,734)
Net cash generated from financing activities	¥ 2,802,088	$ 429,439	¥ 1,618,102	¥ 1,838,484